2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Uninsured cash amounts	$ 0
Equity-based compensation for employees and directors	3,650,022	0
Equity-based costs for non-employees, consultants and supplier	129,500	0
Reclassified to exploration expense		$ 481,407
Warrant [Member]
Antidilutive shares	1,154,234	982,363
Option [Member]
Antidilutive shares	1,000,000	1,000,000